KENNETH L. BETTS

PARTNER

214-453-6435

kbetts@winston.com

September 29, 2017

CONFIDENTIAL SUBMISSION VIA EDGAR

Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, DC 20549

Re:	Plymouth Industrial REIT, Inc. Draft Registration Statement on Form S-11

Ladies and Gentlemen:

On behalf of Plymouth Industrial REIT, Inc., a Maryland corporation (the “Company”), we are submitting a draft Registration Statement on Form S-11 (the “Registration Statement”) to the staff of the Securities and Exchange Commission (“SEC”) for confidential nonpublic review pursuant to Section 6(e) of the Securities Act of 1933, as amended (the “Securities Act”). The Registration Statement submitted herewith relates to the public offering of the Company’s preferred stock.

We confirm to you that as of the date of this letter, the Company is an emerging growth company, as defined in Section 2(a)(19) of the Securities Act, because its total gross revenues during the fiscal year ended December 31, 2016, its most recently completed fiscal year, were less than $1 billion. Please note this information is disclosed in the Company’s statements of operations included in the Registration Statement on page F-22. In addition, we confirm to that as of the date of this letter none of the disqualifying conditions set forth in Section 2(a)(19) have occurred.

A formal filing of the Registration Statement will be made at a later date, which in no event will be later than 48 hours before the Company commences its road show.

If you have any question sin connection with this filing, please do not hesitate to contact me at (214) 453-6435 or by email at kbetts@winston.com.

Sincerely,

/s/ Kenneth L. Betts

KLB/vgb

Enclosures

cc:	Jeffrey E. Witherell Justin Salon John Hensley